                             HOLLAND BALANCED FUND



                                Semi-Annual Report
                        March 31, 2002 (Unaudited)

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    4

Statement of Operations......................    7

Statements of Changes in Net Assets..........    8

Financial Highlights.........................    9

Notes to Financial Statements................   10

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

March 31, 2002
--------------------------------------------------------------------------------

                                                                  MHolland photo
Dear Fellow Shareholder:
Our Fund's total return since
inception (October 2, 1995 through
March 31, 2002) was 70.24%. The
Lipper Balanced Fund Index was up
to 74.96% for the period.
The past two year bear market for
U.S. equities has recently visited
our large blue chip Fund holdings, such as General Electric and IBM, which had been less pressured in the early stages of the market downturn. Stock market historians often guess that when these blue chips are finally hit, a bull market is getting set to break out.
In any case, as the largest individual investor in our Fund, I have recently added to my personal Fund holdings.

With Bullish Regards,

[Michael F. Holland]
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2002
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poor's 500 Index, Salomon 10 Year Government Bond Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             INVESTMENT PERFORMANCE
                      For the Periods Ended March 31, 2002
--------------------------------------------------------------------------------

                             TOTAL RETURN         Average
                           Cumulative Since   Annualized Since                Average
                              Inception          Inception                   Annualized
                              (10/2/95)          (10/2/95)       One Year    Five Year
---------------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND
  (a)                               70.24%              8.54%        1.19%       6.23%
 Lipper Balanced Fund
  Index (b)                         74.96%              8.99%        2.48%       8.40%
 Standard & Poor's 500
  Index (b)                         96.33%             10.94%       -1.11%       8.38%
 Salomon 10 Year
  Government Bond Index
  (b)                               57.78%              7.27%        1.19%       8.38%
 90 Day US Treasury Bill
  (b)                               35.55%              4.79%        2.48%       4.52%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2002
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2002), our Fund's total return has been 70.24% compared to 74.96% for the Lipper Balanced Fund Index.

Our Fund's long term-term approach is characterized by minimal trading: this has the effect of minimizing capital gains tax distributions.

The recent pressure on large U.S. blue chip equities has made them as attractively priced as they have been in years. Our largest fixed income holding, the U.S. Treasury inflation-indexed bonds, has served as a buffer for the current unsettled market period.

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond is a subsector of the Broad Investment-Grade
    (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. These indices are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

        March 31, 2002 (Unaudited)             Shares       Value(+)
----------------------------------------------------------------------
COMMON STOCKS-59.7%
COMPUTERS-5.0%
EMC Corp.*                                       43,000    $   512,560
International Business Machines Corp.            24,800      2,579,200
                                                           -----------
                                                             3,091,760
                                                           -----------
ELECTRONICS-5.9%
Intel Corp.                                      83,800      2,548,358
Oracle Corp.*                                    86,000      1,100,800
                                                           -----------
                                                             3,649,158
                                                           -----------
FOOD & BEVERAGES-3.0%
Coca Cola Co.                                    35,900      1,876,134
                                                           -----------
FINANCIAL-7.9%
Merrill Lynch & Co.                              50,600      2,802,228
The Goldman Sachs Group, Inc.                    23,000      2,075,750
                                                           -----------
                                                             4,877,978
                                                           -----------
INSURANCE-2.6%
American International Group, Inc.               22,000      1,587,080
                                                           -----------
OIL/GAS-7.5%
Exxon Mobil Corp.                                52,600      2,305,458
Schlumberger, Ltd.                               39,500      2,323,390
                                                           -----------
                                                             4,628,848
                                                           -----------
PHARMACEUTICALS-10.0%
Johnson & Johnson                                58,000      3,767,100
Merck & Co., Inc.                                42,200      2,429,876
                                                           -----------
                                                             6,196,976
                                                           -----------
PRODUCER GOODS-6.8%
General Electric Co.                             46,100      1,726,445
Minnesota Mining & Manufacturing Co.             21,600      2,484,216
                                                           -----------
                                                             4,210,661
                                                           -----------
RETAIL TRADE-4.9%
Wal-Mart Stores, Inc.                            49,000      3,003,210
                                                           -----------
SOFTWARE-6.1%
Cisco Systems, Inc.*                             62,500      1,058,125
Microsoft Corp.*                                 45,500      2,744,105
                                                           -----------
                                                             3,802,230
                                                           -----------
     Total Common Stocks (Cost-$31,665,087)                 36,924,035
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

        March 31, 2002 (Unaudited)           Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-37.2%
United States Treasury Bond, 6.250%
  due 8/15/23                               $ 1,500,000    $ 1,536,093
United States Treasury Note, 6.500%
  due 5/15/05                                 3,000,000      3,186,210
United States Treasury Note, 3.500%
  due 1/15/11**                              13,227,240     13,415,318
United States Treasury Note, 5.000%
  due 2/15/11                                 5,000,000      4,845,510
                                                           -----------
     Total U.S. Government Securities
     (Cost-$23,177,639)                                     22,983,131
                                                           -----------
REPURCHASE AGREEMENT-2.9%
State Street Bank and Trust Co. Repurchase
     Agreement, 0.850% due 4/1/02 in the
     amount of $1,771,125; issued 3/29/02
     (Collateralized by $1,800,000, FFCB,
     2.950% due 6/27/03 with a market
     value
     of $1,808,192) (Cost-$1,771,000)         1,771,000      1,771,000
                                                           -----------
     Total Investments-99.8%
     (Cost-$56,613,726)                                     61,678,166
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%                     112,651
                                                           -----------
NET ASSETS-100%
Applicable to 4,102,235 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $61,790,817
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     15.06
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------

               March 31, 2002 (Unaudited)
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2002
Capital stock at par value ($0.01)                        $    41,023
Capital stock in excess of par value                       58,514,197
Undistributed net investment income                            93,576
Net accumulated realized gain on investments               (1,922,419)
Net unrealized appreciation on investments                  5,064,440
                                                          -----------
     Net Assets                                           $61,790,817
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
* Non-income producing
** Treasury Inflation-Protected Security (TIPS)
FFCB Federal Farm Credit Bank
+See Note 2 to Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

       Six Months Ended March 31, 2002 (Unaudited)
---------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                   $  474,223
Dividends                                                     240,763
                                                           ----------
     Total investment income                                  714,986
                                                           ----------
EXPENSES:
Investment advisory fees (Note 3)                             234,022
Administration and custody fees (Note 4)                       70,434
Transfer Agent expense                                         55,048
Legal fees                                                     46,718
Shareholder account maintenance                                41,422
Audit fees                                                     20,702
Registration fees                                              16,081
Directors fees                                                 12,549
Insurance expense                                               3,803
Miscellaneous expense                                           5,463
                                                           ----------
     Total operating expenses                                 506,242
     Waiver of investment advisory fee (Note 2)               (38,197)
                                                           ----------
     Net expenses                                             468,045
                                                           ----------
Net investment income                                         246,941
                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                             (819,731)
Net change in unrealized appreciation on investments        4,519,424
                                                           ----------
     Net realized and unrealized gain on investments        3,699,693
                                                           ----------
     Net increase in net assets resulting from operations  $3,946,634
                                                           ==========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended
                                                3/31/02      Year Ended
                                              (Unaudited)     9/30/01
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income                         $   246,941   $    999,085
Net realized loss on investments                 (819,731)    (1,102,688)
Net change in unrealized appreciation
  (depreciation) on investments                 4,519,424    (11,224,058)
                                              -----------   ------------
Net increase (decrease) in net assets
  resulting from operations                     3,946,634    (11,327,661)
                                              -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                            (321,575)    (1,058,982)
Net realized gain on investments                       --       (212,163)
                                              -----------   ------------
Total dividends and distributions                (321,575)    (1,271,145)
                                              -----------   ------------
CAPITAL SHARE TRANSACTIONS, NET (NOTE 7)       (1,562,219)     4,029,227
                                              -----------   ------------
Total increase (decrease) in net assets         2,062,840     (8,569,579)
NET ASSETS
     Beginning of period                       59,727,977     68,297,556
                                              -----------   ------------
     End of period                            $61,790,817   $ 59,727,977
                                              ===========   ============
UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF PERIOD                               $    93,576   $    168,210
                                              ===========   ============

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 Six Months Ended
For a capital share outstanding   March 31, 2002                     For the Year Ended
throughout the period              (Unaudited)        9/30/01   9/30/00   9/30/99   9/30/98      9/30/97
--------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of
  period                         $          14.21   $   17.19   $ 15.27   $ 13.74   $ 13.70   $    11.39
                                 ----------------   ---------   -------   -------   -------   ----------
INCREASE (DECREASES) FROM
  INVESTMENT OPERATIONS
Net investment income                        0.06        0.24      0.24      0.23      0.28         0.26
Net realized and unrealized
  gain (loss) on investments                 0.87       (2.92)     2.00      1.66      0.05         2.30
                                 ----------------   ---------   -------   -------   -------   ----------
    Total from investment
      operations                             0.93       (2.68)     2.24      1.89      0.33         2.56
                                 ----------------   ---------   -------   -------   -------   ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income                       (0.08)      (0.25)    (0.26)    (0.28)    (0.29)       (0.25)
Net realized gain on
  investments                                  --       (0.05)    (0.06)    (0.08)       --        (0.00)#
                                 ----------------   ---------   -------   -------   -------   ----------
Total dividends and
  distributions                             (0.08)      (0.30)    (0.32)    (0.36)    (0.29)       (0.25)
                                 ----------------   ---------   -------   -------   -------   ----------
Net asset value, end of period   $          15.06   $   14.21   $ 17.19   $ 15.27   $ 13.74   $    13.70
                                 ================   =========   =======   =======   =======   ==========
TOTAL RETURN(a)                             6.52%    (15.78)%    14.63%    13.87%     2.43%       22.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                        $         61,791   $  59,728   $68,298   $45,344   $30,041   $   26,788
Ratio of expenses to average
  net assets after fee waivers
  and reimbursement of other
  expenses(b)                               1.50%       1.50%     1.50%     1.50%     1.50%        1.50%
Ratio of expenses to average
  net assets before fee waivers
  and reimbursement of other
  expenses(b)                               1.62%       1.59%     1.56%     1.62%     1.83%        2.55%
Ratio of net investment income
  to average net assets after
  fee waivers and reimbursement
  of other expenses(b)                      0.79%       1.49%     1.46%     1.59%     2.05%        2.31%
Ratio of net investment income
  to average net assets before
  fee waivers and reimbursement
  of other expenses(b)                      0.67%       1.40%     1.40%     1.47%     1.72%        0.31%
Portfolio turnover                         27.25%      19.63%    17.99%    15.76%    16.49%        5.07%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a)  Total return would have been lower had certain expenses not been waived or reimbursed. Periods less than one year are
     not annualized.
(b)  Annualized for periods less than one year.
 #   Rounds to less than $0.01

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for those seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax
There is no provision for Federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the six months ended March 31, 2002, the Investment Adviser voluntarily waived $38,197 of advisory fees.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is voluntarily waiving a portion of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of March 31, 2002, Michael F. Holland and affiliates owned 96,121.884 shares (2% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY AND
    ADMINISTRATION AGREEMENTS
Pursuant to its Administration Agreement effective June 1, 1999, State Street Bank and Trust Company ("State Street") provides, or arranges for the provision of certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by Federal and/or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. State Street also serves as the Fund's custodian. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------



4.  ACCOUNTING, CUSTODY AND ADMINISTRATION AGREEMENTS (continued)

period and are included in the administration and custody fees in the Statement of Operations.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2002 aggregated $16,402,461 and $17,758,606 respectively.

The components of net unrealized appreciation (depreciation) of investments based on Federal tax cost at March 31, 2002 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Appreciation     Tax Purposes
-----------------------------------------------------------------
  $7,031,745   $(1,967,305)         $5,064,440        $56,613,726

6.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------

7.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2002, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

----------------------------------------------------------------------------
                                 Six Months                Year Ended
                                Ended 3/31/02                9/30/01
----------------------------------------------------------------------------
                            Shares       Amount       Shares       Amount
----------------------------------------------------------------------------
Shares Sold                 593,498   $  8,888,813    882,907   $ 14,256,812
Shares Reinvested            17,521        263,584     65,253      1,052,461
                           --------   ------------   --------   ------------
                            611,019      9,152,397    948,160     15,309,273
Shares Redeemed            (712,498)   (10,714,616)  (717,232)   (11,280,046)
                           --------   ------------   --------   ------------
NET INCREASE (DECREASE)    (101,479)  $ (1,562,219)   230,928   $  4,029,227
                           ========   ============   ========   ============
----------------------------------------------------------------------------

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

                      (This page intentionally left blank)

                      (This page intentionally left blank)

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
Michael F. Holland*
Director and President
Chairman,
Holland & Company L.L.C.

Sheldon S. Gordon
Director
Chairman,
Union Bancaire Privee International
Holdings, Inc.

Herbert S. Winokur, Jr.
Director
Chairman and
Chief Executive Officer,
Capricorn Holdings, Inc.,
and
Managing General Partner,
Capricorn Investors, L.P.,
Capricorn Investors II, L.P.,
Capricorn Investors III, L.P.

Desmond G. FitzGerald
Director
Chairman,
North American Properties Group

Jeff C. Tarr
Director
Chairman,
Junction Advisors
ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email     mike@thehollandfund.com
website   www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
370 17th Street, Suite 3100
Denver, CO 80202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
370 17th Street, Suite 3100
Denver, CO 80202

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

*interested person as defined in the Investment Company Act of 1940

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.